OPERATING SEGMENTS - Assets by Geographic Area (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Assets	$ 188,851	$ 205,378
Continuing operations
Segment Reporting Information [Line Items]
Assets	156,961	173,972	$ 189,420
Continuing operations | U.S.
Segment Reporting Information [Line Items]
Assets	112,371	122,896
Continuing operations | Total Non-U.S.
Segment Reporting Information [Line Items]
Assets	44,590	51,076
Continuing operations | Europe
Segment Reporting Information [Line Items]
Assets	26,875	32,534
Continuing operations | Asia
Segment Reporting Information [Line Items]
Assets	8,054	8,728
Continuing operations | Americas
Segment Reporting Information [Line Items]
Assets	5,796	5,918
Continuing operations | Other Global
Segment Reporting Information [Line Items]
Assets	$ 3,866	$ 3,895